Private Placement - Additional Information (Detail) - USD ($)	Nov. 23, 2020	Jun. 30, 2021	Dec. 31, 2020
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights exercise price		$ 11.50
REINVENT TECHNOLOGY PARTNERS Z
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights exercise price			$ 11.50
Private Placement Warrants [Member]
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights warrants issued during the period	4,400,000
Class of warrants or rights warrants issue price per unit	$ 1.50
Proceeds from warrant issue	$ 6,600,000
Class of warrants or rights exercise price	$ 11.50
Class of warrant or rights number of shares covered by each warrant or right	1
Class of warrants or rights lock in period	30 days
Private Placement Warrants [Member] | REINVENT TECHNOLOGY PARTNERS Z
Subsidiary, Sale of Stock [Line Items]
Class of warrants or rights warrants issued during the period	4,400,000
Class of warrants or rights warrants issue price per unit	$ 1.50
Proceeds from warrant issue	$ 6.6
Class of warrants or rights exercise price	$ 11.50
Class of warrant or rights number of shares covered by each warrant or right	1
Class of warrants or rights lock in period	30 days